JENNISON MID-CAP GROWTH FUND, INC.

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

August 31, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	485(a) Filing for Jennison Mid-Cap Growth Fund, Inc.
Registration Nos. 333-11785, 811-07811

Dear Sir or Madam:

          We are filing today via EDGAR a Post-Effective Amendment under Rule 485(a) to the Registration Statement of the above-referenced Registrant. The purpose of the filing of the Post-Effective Amendment is to conform the Registrant’s Prospectus to the requirements of the new summary prospectus rule, as set forth in 17 CFR Parts 230, 232, 239, and 274.

Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Sincerely,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary